Acquisitions (Details) - USD ($) $ in Thousands	Oct. 28, 2015	Dec. 10, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Purchase price allocated to goodwill			$ 25,561	$ 12,242
ADI Engineering, Inc. [Member]
Business Acquisition [Line Items]
Aggregate purchase price in cash	$ 10,000
Contingent consideration	7,802
Total purchase price	17,802
Purchase price allocated to tangible assets	222
Purchase price allocated to intangibles assets	4,261
Purchase price allocated to goodwill	13,319
Contingent consideration			4,942
Total obligation company must pay as first milestone was acheived	$ 3,000
Fiberblaze [Member]
Business Acquisition [Line Items]
Aggregate purchase price in cash		$ 10,161
Contingent consideration		4,683
Total purchase price		14,844
Purchase price allocated to tangible assets		2,022
Purchase price allocated to intangibles assets		1,996
Purchase price allocated to goodwill		12,242
Purchase price allocated to liabilities assumed		$ 1,416
Total obligation company must pay as the milestones were partly achieved			$ 1,498